SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash		$ 6,672	$ 20,569
Restricted deposits	[1]		224
Total cash and restricted cash equivalent shown in the statement of cash flows		$ 6,672	$ 20,793

[1]	As of December 31, 2022, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.